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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21187

Registrant Name:	PIMCO Municipal Income Fund III

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	September 30, 2010

Date of Reporting Period:	June 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investmets
PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS & NOTES—96.9%
	Alabama—1.1%
$5,000	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev.,
	Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A	Baa2/NR	$4,411,050
500	Birmingham Special Care Facs. Financing Auth. Rev., Childrens Hospital, 6.00%, 6/1/39 (AGC)	Aa3/AAA	540,395
1,500	Colbert Cnty. Northwest Health Care Auth. Rev., 5.75%, 6/1/27	Baa3/NR	1,466,640

			6,418,085

	Alaska—1.2%
	Housing Finance Corp. Rev.,
3,900	5.00%, 12/1/33, Ser. A	Aaa/AAA	3,919,851
1,000	5.25%, 6/1/32, Ser. C (NPFGC)	Aa2/AA	1,009,150
3,100	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	2,029,694

			6,958,695

	Arizona—5.1%
	Health Facs. Auth. Rev.,
	Banner Health,
1,250	5.00%, 1/1/35, Ser. A	NR/A+	1,198,888
900	5.50%, 1/1/38, Ser. D	NR/A+	922,158
2,250	Beatitudes Campus Project, 5.20%, 10/1/37	NR/NR	1,742,107
1,500	Maricopa Cnty. Pollution Control Corp. Rev., Palo Verde Project, 5.05%, 5/1/29, Ser. A (AMBAC)	Baa2/BBB-	1,446,915
13,000	Pima Cnty. Industrial Dev. Auth. Rev., 5.00%, 9/1/39 (h)	Aa1/AA	12,999,090
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (h)	Aa1/AA	5,246,650
5,600	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	4,992,568

			28,548,376

	California—6.1%
2,500	Health Facs. Financing Auth. Rev., Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	A2/A	2,643,950
1,250	Palomar Pomerado Health, CP, 6.75%, 11/1/39 State, GO,	Baa2/NR	1,340,012
250	5.00%, 11/1/37	A1/A-	238,180
5,300	5.00%, 12/1/37	A1/A-	5,049,204
6,000	6.00%, 4/1/38	A1/A-	6,358,920
	Statewide Communities Dev. Auth. Rev.,
1,000	American Baptist Homes West, 6.25%, 10/1/39	NR/BBB-	1,002,660
2,800	California Baptist Univ., 9.00%, 11/1/17, Ser. B (a)(c)	NR/NR	2,429,196
	Methodist Hospital Project (FHA),
2,900	6.625%, 8/1/29	Aa2/AA	3,324,415
10,300	6.75%, 2/1/38	Aa2/AA	11,738,086

			34,124,623

	Colorado—2.9%
9,955	Colorado Springs Utilities Rev., 5.00%, 11/15/30, Ser B. (h)	Aa2/AA	10,235,134
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	NR/NR	349,385
500	Health Facs. Auth. Rev., Evangelical Lutheran, 6.125%, 6/1/38, Ser. A	A3/A-	512,395
1,500	Housing & Finance Auth. Rev., Evergreen Country Day School, Inc. Project, 5.875%, 6/1/37 (a)(c)	NR/BB	1,066,770

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Colorado (continued)
$500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A	$551,355
4,000	Saddle Rock Metropolitan, GO, 5.35%, 12/1/31 (Radian)	NR/NR	3,492,880

			16,207,919

	Connecticut—0.2%
1,250	Harbor Point Infrastructure Improvement Dist., Tax Allocation, 7.875%, 4/1/39, Ser. A	NR/NR	1,318,312

	Delaware—0.3%
1,500	State Economic Dev. Auth. Rev., Delmarva Power & Light Co., 5.40%, 2/1/31	Baa2/BBB	1,539,795

	District of Columbia—1.9%
10,000	Water & Sewer Auth. Rev., 5.50%, 10/1/39, Ser. A (h)	Aa2/AA	10,831,400

	Florida—4.9%
3,480	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project, 5.00%, 4/1/34	A3/A-	3,294,690
500	Broward Cnty. Airport Rev., 5.375%, 10/1/29, Ser. O	A1/A+	522,725
4,500	Broward Cnty. Water & Sewer Rev., 5.25%, 10/1/34, Ser. A (h)	Aa2/AA	4,717,170
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital Project, 5.25%, 10/1/34, Ser. B	A3/NR	2,489,600
1,000	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A-	1,026,120
3,895	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/45	NR/NR	3,118,960
4,200	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (h)	Aa1/AAA	4,346,244
6,900	State Board of Governors Rev., Florida Univ., 6.50%, 7/1/33	Aa2/AA	7,885,527

			27,401,036

	Georgia—0.2%
1,750	Fulton Cnty. Residential Care Facs. for the Elderly Auth. Rev., Lenbrook Project, 5.125%, 7/1/42, Ser. A	NR/NR	1,127,490
400	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	NR/NR	322,156

			1,449,646

	Hawaii—0.3%
1,500	Hawaii Pacific Health Rev., 5.50%, 7/1/40, Ser. A	A3/BBB+	1,476,165

	Idaho—1.2%
	State Building Auth. Rev., Ser. A (XLCA),
1,000	5.00%, 9/1/33	WR/AA-	1,010,820
5,750	5.00%, 9/1/43	WR/AA-	5,800,772

			6,811,592

	Illinois—8.0%
500	Chicago Board of Education School Reform, GO,
	zero coupon, 12/1/28, Ser. A (FGIC-NPFGC)	Aa2/AA-	188,900
	Chicago, GO,
720	5.00%, 1/1/31, Ser. A (NPFGC)	Aa2/AA-	730,908
5,000	5.00%, 1/1/34, Ser. C (h)	Aa2/AA-	5,075,950
7,000	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/33, Ser. A (AMBAC)	Aa3/AA+	7,087,010

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Illinois (continued)
	Finance Auth. Rev.,
$1,175	Elmhurst Memorial Healthcare, 5.50%, 1/1/22	Baa1/NR	$1,179,853
	Leafs Hockey Club Project, Ser. A (b)(d),
1,000	5.875%, 3/1/27	NR/NR	251,880
625	6.00%, 3/1/37	NR/NR	156,806
400	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	A3/A	450,740
12,795	Peoples Gas Light & Coke Co., 5.00%, 2/1/33 (AMBAC)	A1/A-	12,809,842
1,000	Swedish Covenant Hospital, 6.00%, 8/15/38, Ser. A	NR/BBB+	1,007,180
	Univ. of Chicago,
4,780	5.00%, 7/1/33, Ser. A	Aa1/AA	4,915,991
165	5.25%, 7/1/41, Ser. A	Aa1/AA	168,079
5,000	5.50%, 7/1/37, Ser. B (h)	Aa1/AA	5,472,600
5,000	State Toll Highway Auth. Rev., 5.50%, 1/1/33, Ser. B	Aa3/AA-	5,423,800

			44,919,539

	Indiana—0.7%
500	Dev. Finance Auth. Rev., 5.00%, 3/1/30, Ser. B (AMBAC)	A2/NR	499,990
2,000	Finance Auth. Rev., United States Steel Corp., 6.00%, 12/1/26	Ba2/BB	2,046,320
	Portage, Tax Allocation, Ameriplex Project,
1,000	5.00%, 7/15/23	NR/A	941,500
775	5.00%, 1/15/27	NR/A	704,274

			4,192,084

	Iowa—1.7%
	Finance Auth. Rev., Deerfield Retirement Community, Inc., Ser. A,
120	5.50%, 11/15/27	NR/NR	87,187
575	5.50%, 11/15/37	NR/NR	381,702
11,010	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	9,310,827

			9,779,716

	Kentucky—1.2%
	Economic Dev. Finance Auth. Rev.,
	Baptist Healthcare Systems, Ser. A,
1,000	5.375%, 8/15/24	Aa3/NR	1,086,550
1,300	5.625%, 8/15/27	Aa3/NR	1,413,295
1,000	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA-	1,008,510
2,000	Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	Baa2/NR	2,059,900
1,250	Ohio Cnty. Pollution Control Rev.,
	Big Rivers Electric Corp., 6.00%, 7/15/31, Ser. A	Baa1/BBB-	1,270,112

			6,838,367

	Louisiana—1.0%
	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,
	Woman’s Hospital Foundation, Ser. A,
1,500	5.875%, 10/1/40	A3/BBB+	1,484,145
1,000	6.00%, 10/1/44	A3/BBB+	1,000,650
1,700	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,
	5.50%, 5/15/47, Ser. B	Baa1/NR	1,548,598
1,595	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	1,561,250

			5,594,643

	Maryland—0.5%
1,000	Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B	Baa3/NR	1,019,600
1,500	Health & Higher Educational Facs. Auth. Rev., Calvert Health System, 5.50%, 7/1/36	A3/NR	1,530,585

			2,550,185

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Massachusetts—1.3%
$750	Dev. Finance Agcy. Rev., Linden Ponds, Inc. Fac., 5.75%, 11/15/35, Ser. A	NR/NR	$541,455
4,910	Housing Finance Agcy. Rev., 5.125%, 6/1/43, Ser. H	Aa3/AA-	4,937,840
1,600	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	Aa2/AA-	1,750,656

			7,229,951

	Michigan—14.8%
500	Conner Creek Academy East Rev., 5.25%, 11/1/36	NR/BB+	370,185
1,500	Detroit, GO, 5.25%, 11/1/35	Aa3/AA-	1,485,360
9,320	Detroit Sewer Rev., 5.00%, 7/1/32, Ser. A (AGM)	Aa3/AAA	9,197,535
	Detroit Water Rev. (NPFGC),
30,000	5.00%, 7/1/34, Ser. A	A2/A+	29,424,600
7,555	5.00%, 7/1/34, Ser. B	A1/A	7,349,202
1,500	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39	A1/A	1,790,790
	State Hospital Finance Auth. Rev.,
175	Detroit Medical Center, 5.25%, 8/15/23, Ser. A	Ba3/BB-	150,337
	Oakwood Group, Ser. A,
5,405	5.75%, 4/1/32	A2/A	5,432,944
575	6.00%, 4/1/22	A2/A	588,599
20,000	Trinity Health Credit, 5.375%, 12/1/30, Ser. C	Aa2/AA	20,189,400
10,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BBB	7,311,400

			83,290,352

	Mississippi—0.8%
	Business Finance Corp. Rev., System Energy Res., Inc. Project,
3,000	5.875%, 4/1/22	Ba1/BBB	3,011,370
1,250	5.90%, 5/1/22	Ba1/BBB	1,250,000

			4,261,370

	Missouri—0.1%
250	Jennings Rev., Northland Redev. Area Project, 5.00%, 11/1/23	NR/NR	223,883
500	Manchester, Tax Allocation, Highway141/Manchester Road Project, 6.875%, 11/1/39	NR/NR	501,465

			725,348

	Nevada—0.7%
4,000	Clark Cnty., GO, 4.75%, 6/1/30 (AGM)	Aaa/AAA	4,012,080

	New Hampshire—0.4%
2,000	Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A	Baa1/BBB+	2,038,600

	New Jersey—4.5%
1,000	Camden Cnty. Improvement Auth. Rev., Cooper Health Systems Group, 5.00%, 2/15/35, Ser. A	Baa3/BBB	840,620
300	Economic Dev. Auth. Rev., Newark Airport Marriott Hotel, 7.00%, 10/1/14	Ba1/NR	300,606
4,500	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/1/28	Baa3/NR	4,951,170

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	New Jersey (continued)
	Health Care Facs. Financing Auth. Rev.,
$1,070	Pascack Valley Hospital Assoc., 6.625%, 7/1/36 (d)	NR/NR	$16,045
1,000	St. Peters Univ. Hospital, 5.75%, 7/1/37	Baa2/BBB-	989,180
1,150	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	1,037,967
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	A3/A+	2,104,820
22,645	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1-A	Baa3/BBB	14,848,553

			25,088,961

	New Mexico—0.2%
1,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	Baa3/BB+	1,002,460

	New York—4.3%
1,700	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.50%, 10/1/37	A1/A	1,773,695
1,150	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	1,139,454
10,450	New York City Industrial Dev. Agcy. Rev., Yankee Stadium, 7.00%, 3/1/49 (AGC)	Aa3/AAA	12,085,425
	New York City Municipal Water Finance Auth. Water & Sewer Rev. (h),
4,900	5.00%, 6/15/37, Ser. D	Aa1/AAA	5,086,445
4,000	Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD	Aa2/AA+	4,066,120

			24,151,139

	North Carolina—1.0%
	Eastern Municipal Power Agcy. Rev.,
1,300	5.125%, 1/1/23, Ser. D	Baa1/A-	1,337,375
2,000	5.125%, 1/1/26, Ser. D	Baa1/A-	2,046,080
795	5.375%, 1/1/17, Ser. C	Baa1/A-	831,928
1,500	Medical Care Commission Rev., Cleveland Cnty. Healthcare, 5.00%, 7/1/35, Ser. A (AMBAC)	WR/A	1,448,130

			5,663,513

	Ohio—4.2%
15,375	Air Quality Dev. Auth. Pollution Control Rev., Dayton Power, 4.80%, 1/1/34, Ser. B (FGIC)	Aa3/A	15,510,454
500	Allen Cnty. Catholic Healthcare Rev., Allen Hospital, 5.00%, 6/1/38, Ser. A	A1/AA-	494,045
5,000	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BBB	3,589,900
500	Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A	A2/A	534,620
2,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	A1/AA-	2,518,350
500	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	Aa3/NR	524,765
250	State Rev., Ashland Univ. Project, 6.25%, 9/1/24	Ba1/NR	254,012

			23,426,146

	Oregon—0.2%
1,000	Medford Hospital Facs. Auth. Rev., Asante Health Systems, 5.00%, 8/15/40, Ser. A (AGM)	Aa3/AAA	1,009,430

	Pennsylvania—2.7%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
1,000	Univ. of Pittsburgh Medical Center, 5.625%, 8/15/39	Aa3/A+	1,037,810
1,000	West Penn Allegheny Health System, 5.375%, 11/15/40, Ser. A	B1/BB-	756,390

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Pennsylvania (continued)
	Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,
$750	5.625%, 7/1/28	NR/BBB-	$657,915
670	6.00%, 7/1/35	NR/BBB-	600,106
1,000	Dauphin Cnty. General Auth. Rev., Pinnacle Health System Project, 6.00%, 6/1/36, Ser. A	A2/A	1,043,340
1,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B	NR/NR	1,104,900
100	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	A2/A	102,878
6,200	Philadelphia Hospitals & Higher Education Facs. Auth. Rev.,
	Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	6,201,612
500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	A1/A	517,995
3,000	Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D	A2/A-	3,082,080

			15,105,026

	Puerto Rico—1.1%
	Sales Tax Financing Corp. Rev.,
2,400	5.00%, 8/1/40, Ser. A (AGM) (h)	Aa3/AAA	2,414,424
3,000	5.375%, 8/1/38, Ser. C	A1/A+	3,005,640
1,000	5.50%, 8/1/42, Ser. A	A1/A+	1,011,080

			6,431,144

	South Carolina—1.1%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39	A2/A	1,009,700
5,305	Jobs-Economic Dev. Auth. Rev., Bon Secours Health System, 5.625%, 11/15/30, Ser. B	A3/A-	5,321,392

			6,331,092

	Tennessee—0.7%
1,250	Claiborne Cnty. Industrial Dev. Board Rev., Lincoln Memorial Univ. Project,
	6.625%, 10/1/39	NR/NR	1,288,550
1,000	Johnson City Health & Educational Facs. Board Rev.,
	Mountain States Health Alliance, 6.00%, 7/1/38	Baa1/BBB+	1,018,020
	Tennessee Energy Acquisition Corp. Rev., Ser. A,
1,200	5.25%, 9/1/21	Ba3/BB+	1,200,912
365	5.25%, 9/1/22	Ba3/BB+	363,354

			3,870,836

	Texas—10.2%
6,810	Crowley Independent School Dist., GO, 4.75%, 8/1/35 (PSF-GTD)	Aaa/AAA	6,941,842
1,300	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	Aa3/AAA	1,338,818
10,115	Denton Independent School Dist., GO, 5.00%, 8/15/33 (PSF-GTD) (h)	Aaa/AAA	10,399,636
465	Judson Independent School Dist., GO, 5.00%, 2/1/30 (PSF-GTD)	Aaa/NR	468,441
	Municipal Gas Acquisition & Supply Corp. I Rev.,
150	5.25%, 12/15/26, Ser. A	A2/A	141,171
8,100	6.25%, 12/15/26, Ser. D	A2/A	8,465,067
	North Harris Cnty. Regional Water Auth. Rev.,
5,500	5.25%, 12/15/33	A1/A+	5,639,260
5,500	5.50%, 12/15/38	A1/A+	5,691,125

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Texas (continued)
	North Texas Tollway Auth. Rev.,
$10,800	5.625%, 1/1/33, Ser. A	A2/A-	$11,265,048
700	5.75%, 1/1/33, Ser. F	A3/BBB+	731,115
2,000	6.25%, 1/1/39, Ser. A	A2/A-	2,172,600
2,000	Sabine River Auth. Pollution Control Rev., 5.20%, 5/1/28, Ser. C	Caa3/NR	1,003,960
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Baylor Health Care Systems Project, 6.25%, 11/15/29	Aa2/AA-	3,346,680

			57,604,763

	Virginia—0.3%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems,
	5.50%, 5/15/35, Ser. A	Aa2/AA+	1,076,120
1,000	James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes,
	5.50%, 7/1/37, Ser. A	NR/NR	615,930

			1,692,050

	Washington—7.5%
6,375	Chelan Cnty. Public Utility Dist. No. 1 Rev., Chelan Hyrdo Systems, 5.125%, 7/1/33, Ser. C (AMBAC)	Aa2/AA	6,472,856
1,000	Health Care Facs. Auth. Rev., Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	1,119,580
15,000	King Cnty. Sewer Rev., 5.00%, 1/1/35, Ser. A (AGM) (h)	Aa2/AAA	15,136,650
19,265	Tobacco Settlement Auth. Rev., 6.50%, 6/1/26	Baa3/BBB	19,704,242

			42,433,328

	Wisconsin—2.3%
	Health & Educational Facs. Auth. Rev.,
1,000	Aurora Health Care, Inc., 5.625%, 4/15/39, Ser. A	A3/NR	1,010,770
1,000	Prohealth Care, Inc., 6.625%, 2/15/39	A1/A+	1,087,690
10,000	State Rev., 6.00%, 5/1/36, Ser. A	Aa3/AA-	10,997,200

			13,095,660

	Total Municipal Bonds & Notes (cost—$533,412,548)		545,423,427

VARIABLE RATE NOTES (a)(c)(e)(f)—2.2%
	California—0.3%
1,675	Los Angeles Community College Dist., GO, 13.56%, 8/1/33, Ser. 3096	NR/AA	1,777,242

	Florida—0.6%
3,335	Greater Orlando Aviation Auth. Rev., 13.53%, 10/1/39, Ser. 3174	NR/NR	3,380,690

	Texas—1.3%
6,500	JPMorgan Chase Putters/Drivers Trust, GO, 9.24%, 2/1/17, Ser. 3480	NR/AA+	7,235,475

	Total Variable Rate Notes (cost—$11,404,771)		12,393,407

SHORT-TERM INVESTMENTS (g)—0.9%
	Corporate Notes—0.9%
	Financial Services—0.9%
5,000	SLM Corp., 0.476%, 7/26/10, FRN (cost—$4,969,522)	Ba1/BBB-	4,999,645

	Total Investments (cost—$549,786,841)— 100.0%		$562,816,479

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $15,889,373 representing 2.8% of total investments.

(b)	Illiquid.

(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	In default.

(e)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on June 30, 2010.

(f)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2010.

(g)	All or partial amount segregated as collateral for reverse repurchase agreement.

(h)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
Glossary:
AGC—insured by Assured Guaranty Corp.
AGM—insured by Assured Guaranty Municipal Corp.
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2010.
GO—General Obligation Bond
GTD—Guaranteed
NPFGC—insured by National Public Finance Guarantee Corp.
NR—Not Rated
PSF—Public School Fund
Radian—insured by Radian Guaranty, Inc.
WR—Withdrawn Rating
XLCA—insured by XL Capital Assurance
Other Investments:
(A) Open reverse repurchase agreement at June 30, 2010 was:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Barclays Bank	0.48%	6/8/2010	7/9/2010	$4,751,457	$4,750,000

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended June 30, 2010 was $5,265,205, at a weighted average interest rate of 0.60%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreement) for open reverse repurchase agreement at June 30, 2010 was $4,999,645.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Fund to measure fair value during the nine months ended June 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund’s policy is to recognize transfers between levels at the end of the reporting period.
A summary of the inputs used at June 30, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	6/30/10

Investments in Securities — Assets
Municipal Bonds & Notes	—	$545,423,427	—	$545,423,427
Variable Rate Notes	—	12,393,407	—	12,393,407
Short—Term Investments	—	4,999,645	—	4,999,645

Total Investments	—	$562,816,479	—	$562,816,479

There were no transfers into and out of Levels 1 and 2 during the nine months ended June 30, 2010.

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PIMCO Municipal Income Fund III

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: August 17, 2010

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer
Date: August 17, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: August 17, 2010

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer
Date: August 17, 2010